LOANS	12 Months Ended
Jun. 30, 2015
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
LOANS

4. LOANS

Loans consisted of the following as of June 30:

	2015	2014
	(In thousands)
Real estate:
Residential (1)	$178,989	$184,380
Commercial	41,762	43,887
Residential construction	1,318	2,661
Commercial	3,327	1,904
Consumer and other	701	627

Total loans	226,097	233,459

Unadvanced construction loans	(680)	(1,658)
	225,417	231,801

Net deferred loan costs	804	705
Allowance for loan losses	(2,175)	(2,380)
Loans, net	$224,046	$230,126

(1)  Residential real estate loans include one-to-four family mortgage loans, second mortgage loans, and home equity lines of credit.

During the year ended June 30, 2015, the Company purchased commercial loans aggregating $1,209,000. No loans were purchased during the year ended June 30, 2014.

The following tables set forth information regarding the allowance for loan losses and loans by portfolio segment at and for the years ended June 30, 2015 and 2014:

	Residential	Commercial	Residential		Consumer
	Real Estate	Real Estate	Construction	Commercial	and Other	Unallocated	Total
	(In thousands)
Year Ended June 30, 2015
Allowance for loan losses:
Beginning balance	$1,279	$907	$13	$12	$24	$145	$2,380
Charge-offs	(98)	(879)	-	-	(44)	-	(1,021)
Recoveries	45	211	-	12	13	-	281
Provision (credit)	(135)	667	(8)	17	33	(39)	535
Ending balance	$1,091	$906	$5	$41	$26	$106	$2,175

At June 30, 2015
Ending balance: Amount of allowance for loan losses for impaired loans	$103	$-	$-	$17	$-	$-	$120
Ending balance: Amount of allowance for loan losses for non-impaired loans	$988	$906	$5	$24	$26	$106	$2,055

Loans: Ending balance	$178,989	$41,637	$763	$3,327	$701	$-	$225,417	(1)

Ending balance: Impaired loans	$2,413	$4,138	$-	$24	$-	$-	$6,575

Ending balance: Non-impaired loans	$176,576	$37,499	$763	$3,303	$701	$-	$218,842

(1) Does not include deferred fees or costs.

	Residential	Commercial	Residential		Consumer
	Real Estate	Real Estate	Construction	Commercial	and Other	Unallocated	Total
	(In thousands)
Year Ended June 30, 2014
Allowance for loan losses:
Beginning balance	$1,201	$1,315	$22	$17	$36	$102	$2,693
Charge-offs	(200)	(199)	-	-	(52)	-	(451)
Recoveries	37	-	5	14	27	-	83
Provision (credit)	241	(209)	(14)	(19)	13	43	55
Ending balance	$1,279	$907	$13	$12	$24	$145	$2,380

At June 30, 2014
Ending balance: Amount of allowance for loan losses for impaired loans	$104	$104	$-	$-	$-	$-	$208
Ending balance: Amount of allowance for loan losses for non-impaired loans	$1,175	$803	$13	$12	$24	$145	$2,172

Loans: Ending balance	$184,380	$43,315	$1,575	$1,904	$627	$-	$231,801	(1)

Ending balance: Impaired loans	$3,752	$4,387	$-	$397	$-	$-	$8,536

Ending balance: Non-impaired loans	$180,628	$38,928	$1,575	$1,507	$627	$-	$223,265

(1) Does not include deferred fees or costs.

Credit Quality Information

The Company utilizes a nine grade internal loan rating risk system as follows:

Loans rated 1 – 5 are considered “pass” rated loans with low to average risk.

Loans rated 6 are considered “special mention.” These loans are starting to show signs of potential weakness and are being closely monitored by management.

Loans rated 7 are considered “substandard.” Generally, a loan is considered substandard if it is inadequately protected by the current net worth and paying capacity of the obligors and/or the collateral pledged. There is a distinct possibility that the Company will sustain some loss if the weakness is not corrected.

Loans rated 8 are considered “doubtful.” Loans classified as doubtful have all the weaknesses inherent in those classified substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, highly questionable and improbable.

Loans rated 9 are considered uncollectible (“loss”) and of such little value that their continuance as loans is not warranted.

On an annual basis, or more often if needed, the Company formally reviews the ratings on all commercial real estate, residential construction, and commercial loans. Annually, the Company engages an independent third-party to review a significant portion of loans within these segments. Management uses the results of these reviews as part of its annual review process. Credit quality for residential real estate and consumer/other loans is determined by monitoring loan payment history and ongoing communications with customers.

The following tables present the Company’s loans by risk rating as of June 30, 2015 and 2014:

	Residential	Commercial	Residential		Consumer
	Real Estate	Real Estate	Construction	Commercial	and Other	Total
	(In thousands)
June 30, 2015

Grade:
Pass	$175,677	$34,052	$763	$3,246	$700	$214,438
Special Mention	442	2,159	-	-	-	2,601
Substandard	2,870	3,716	-	81	1	6,668
Doubtful	-	1,710	-	-	-	1,710
Loss	-	-	-	-	-	-
Total	$178,989	$41,637	$763	$3,327	$701	$225,417

	Residential	Commercial	Residential		Consumer
	Real Estate	Real Estate	Construction	Commercial	and Other	Total
	(In thousands)
June 30, 2014

Grade:
Pass	$180,080	$33,034	$1,575	$1,459	$627	$216,775
Special Mention	175	2,065	-	-	-	2,240
Substandard	4,125	6,553	-	445	-	11,123
Doubtful	-	1,663	-	-	-	1,663
Loss	-	-	-	-	-	-
Total	$184,380	$43,315	$1,575	$1,904	$627	$231,801

The following is a summary of past due and non-accrual loans at June 30, 2015 and 2014:

			90 days
	30–59 Days	60–89 Days	or Greater	Total	Total
	Past Due	Past Due	Past Due	Past Due	Non-accrual
	(In thousands)
2015
Real estate:
Residential	$290	$193	$755	$1,238	$2,731
Commercial	-	-	2,316	2,316	2,886
Commercial	-	-	-	-	22
Consumer and other	4	-	-	4	1
Total	$294	$193	$3,071	$3,558	$5,640

2014
Real estate:
Residential	$357	$571	$1,497	$2,425	$3,977
Commercial	-	383	2,208	2,591	3,051
Commercial	-	-	-	-	28
Consumer and other	6	-	-	6	-
Total	$363	$954	$3,705	$5,022	$7,056

At June 30, 2015 and 2014, there were no loans greater than 90 days past due and still accruing interest.

The following is information pertaining to impaired loans:

	At June 30, 2015			Year Ended June 30, 2015
						Interest
		Unpaid		Average	Interest	Income
	Recorded	Principal	Related	Recorded	Income	Recognized
	Investment	Balance	Allowance	Investment	Recognized	on Cash Basis
	(In thousands)
Impaired loans without a valuation allowance:
Real estate:
Residential	$868	$873		$1,534	$29	$-
Commercial	4,138	4,678		4,378	81	-
Commercial	2	2		276	21	-
Total	$5,008	$5,553		$6,188	$131	$-

Impaired loans with a valuation allowance:
Real estate:
Residential	$1,545	$1,619	$103	$1,575	$16	$1
Commercial	22	22	17	25	-	-
Total	$1,567	$1,641	$120	$1,600	$16	$1

Total impaired loans:
Real estate:
Residential	$2,413	$2,492	$103	$3,109	$45	$1
Commercial	4,138	4,678	-	4,378	81	-
Commercial	24	24	17	301	21	-
Total	$6,575	$7,194	$120	$7,788	$147	$1

	At June 30, 2014			Year Ended June 30, 2014
						Interest
		Unpaid		Average	Interest	Income
	Recorded	Principal	Related	Recorded	Income	Recognized
	Investment	Balance	Allowance	Investment	Recognized	on Cash Basis
	(In thousands)
Impaired loans without a valuation allowance:
Real estate:
Residential	$2,101	$2,229		$1,909	$25	$6
Commercial	3,646	4,122		3,054	44	38
Commercial	397	397		85	-	-
Consumer and other	-	-		7	1	-
Total	$6,144	$6,748		$5,055	$70	$44

Impaired loans with a valuation allowance:
Real estate:
Residential	$1,651	$1,711	$104	$1,682	$34	$9
Commercial	741	804	104	532	2	2
Total	$2,392	$2,515	$208	$2,214	$36	$11

Total impaired loans:
Real estate:
Residential	$3,752	$3,940	$104	$3,591	$59	$15
Commercial	4,387	4,926	104	3,586	46	40
Commercial	397	397	-	85	-	-
Consumer and other	-	-	-	7	1	-
Total	$8,536	$9,263	$208	$7,269	$106	$55

The following table represents modifications that were deemed to be troubled debt restructures during the years ended June 30, 2015 and 2014:

		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment
	(Dollars in thousands)
Year ended June 30, 2015:
Real estate:
Residential	5	$709	$741

Year ended June 30, 2014:
Real estate:
Residential	1	$38	$39
Commercial	1	198	210

In 2015, three of the residential loans were modified to reduce the stated interest rate and one residential loan was combined with a second mortgage into a new thirty year adjustable rate loan. In 2014, the residential loan was modified to capitalize the escrow and to extend the maturity date and change the amortization schedule. The commercial loan matured and additional funds were made available to complete the infrastructure with a new maturity date. Management performs a discounted cash flow calculation to determine the amount of impaired reserve required on each of the troubled debt restructures. Any reserve is recorded through the provision for loan losses.

The following is a summary of troubled debt restructurings that have subsequently defaulted (30 or more days past due) within one year of modification during the years ended June 30, 2015 and 2014:

	Number of	Recorded
	Contracts	Investment
	(Dollars in thousands)
Year ended June 30, 2015:
Real estate:
Residential	1	$181
Commercial	1	207

Year ended June 30, 2014:
Real estate:
Residential	1	$201

The defaults were the result of the borrower’s delinquent loan payments. As of June 30, 2015, the residential loan was not past due and the commercial real estate loan was more than 90 days past and on non-accrual. As of June 30, 2014, the residential loan was not past due.

At June 30, 2015, no additional funds are committed to be advanced in connection with TDR’s.

Loans serviced for others are not included in the accompanying consolidated balance sheets. The unpaid principal balances of mortgage and other loans serviced for others were $31,697,000 and $32,447,000 at June 30, 2015 and 2014, respectively. The balances of mortgage servicing rights related to loans serviced for others were $107,000 and $94,000 at June 30, 2015 and 2014, respectively, and are not material to the consolidated financial statements.